INVESTMENTS, DEBT AND DERIVATIVES - Debt and derivatives (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at fair value through profit or loss	$ 78	$ 27
Financial liabilities at amortised cost	5,775	5,118
Total debt and derivatives	5,853	5,145
Non-current	4,417	4,043
Current	1,436	1,102
Derivatives designated as cash flow hedge
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at fair value through profit or loss	1	0
Derivative relating to ADG resolution
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at fair value through profit or loss	28	0
Warrants
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at fair value through profit or loss	49	27
Borrowings, of which
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at amortised cost	3,506	3,143
i) Principal amount outstanding
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at amortised cost	3,429	3,049
ii) Other Borrowings
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at amortised cost	77	94
Interest accrued
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at amortised cost	70	63
Discounts and unamortized fees
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at amortised cost	(33)	(19)
Bank loans and bonds
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at amortised cost	3,543	3,187
Lease liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at amortised cost	1,857	1,760
Other financial liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at amortised cost	$ 375	$ 171